CRYPTOCURRENCIES	6 Months Ended
Feb. 28, 2025
Accounting Policies [Abstract]
CRYPTOCURRENCIES

NOTE 2 – CRYPTOCURRENCIES

The following table presents additional dollar and unit information (each bitcoin represents one unit) about our bitcoin activity for the six months ended February 28, 2025:

		Bitcoin
Beginning balance – August 31, 2024	$14,966	0.30
Revenue received from mining	2,001,105	22.45
Advance payment in cryptocurrency	385,723	3.90
Payments of loan with cryptocurrency	(552,366)	(5.69)
Cash proceeds from the sale of cryptocurrency, net of fees	(1,566,072)	(16.91)
Cryptocurrency used to pay expenses	(94,479)	(1.11)
Change in the fair market value of bitcoin	59,046	–
Ending balance – February 28, 2025	$247,923	2.94